UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5976

Seligman Select Municipal Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 09/30/07

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Select Municipal Fund, Inc. Schedule of Investments (unaudited)
September 30, 2007
State #	Face Amount	Municipal Bonds	Ratings †	Value

Alabama - 10.2%	$10,000,000	Jefferson County , AL Sewer Rev. (Capital Improvement Warrants), 5.125% due 2/1/2039 ø	Aaa	$10,300,800
	5,000,000	McIntosh Industrial Development Board, AL Environmental Facilities Rev. (CIBA Specialty Chemicals), 5.375% due 6/1/2028	Baa2	5,048,000
Alaska - 5.1%	4,145,000	Alaska Energy Authority Power Rev. (Bradley Lake Hydroelectric Project), 6% due 7/1/2020	Aaa	4,817,775
	2,395,000	Alaska Energy Authority Power Rev. (Bradley Lake Hydroelectric Project), 6% due 7/1/2021	Aaa	2,789,888
California - 10.2%	1,225,000	California State University Rev., 5% due 11/1/2025	Aaa	1,275,164
	4,100,000	Foothill/Eastern Transportation Corridor Agency, CA Toll Road Rev., 5.75% due 1/15/2040	Baa3	4,153,710
	4,000,000	San Diego , CA Public Facilities Financing Authority Sewer Rev. Series 1999-A, 5% due 5/15/2029	Aaa	4,104,320
	5,700,000	San Diego , CA Public Facilities Financing Authority Sewer Rev. Series 1999-B, 5% due 5/15/2029	Aaa	5,811,435
Colorado - 4.0%	5,590,000	Colorado Regional Transportation District, Sales Tax Rev., 5% due 11/1/2024 ø	Aaa	6,008,132
Florida – 5.9%	1,000,000	Florida State Board of Education Lottery Rev., 5% due 7/1/2018	Aaa	1,077,480
	2,440,000	Orange County , FL School Board (Certificates of Participation), 5% due 8/1/2025	Aaa	2,521,350
	5,000,000	Reedy Creek, FL Improvement District GOs, 5% due 6/1/2025	Aaa	5,190,000
Illinois - 6.7%	4,700,000	Chicago , IL GOs, 5.50% due 1/1/2040 ø	Aaa	4,982,470
	2,800,000	Chicago , IL GOs, 5.50% due 1/1/2040	Aaa	2,933,588
	2,000,000	Illinois Sales Tax Rev. (Build Illinois Bonds), 5% due 6/15/2028*	Aaa	2,069,700
Louisiana - 5.0%	4,470,000	Louisiana Public Facilities Authority Hospital Rev. (Southern Baptist Hospitals, Inc. Project), 8% due 5/15/2012††	AAA†	4,923,750
	2,500,000	Shreveport , LA GOs, 5% due 5/1/2018	Aaa	2,654,975
Maryland - 2.2%	3,000,000	Maryland State GOs Capital Improvements, 5.25% due 3/1/2027	Aaa	3,346,080
Massachusetts - 13.1%	2,500,000	Commonwealth of Massachusetts GOs, 5% due 3/1/2024 ø	Aaa	2,707,050
	4,000,000	Massachusetts Development Finance Agency Rev. (WGBH Educational Foundation), 5.75% due 1/1/2042	Aaa	4,746,080
	860,000	Massachusetts State Health & Educational Facilities Authority Rev. (Partners Healthcare System), 5% due 7/1/2022	Aa2	894,288
	1,750,000	Massachusetts State Port Authority Rev., 5% due 7/1/2025	Aaa	1,822,940
	6,000,000	Massachusetts State School Building Authority Dedicated Sales Tax Rev., 5% due 8/15/2023	Aaa	6,290,220
	3,000,000	Massachusetts State Water Resources Authority Rev., 5.25% due 8/1/2024	Aaa	3,241,560
Michigan - 3.5%	2,705,000	Detroit , MI Sewage Disposal System Rev., 5% due 7/1/2030	Aaa	2,790,776
	2,295,000	Detroit , MI Sewage Disposal System Rev., 5% due 7/1/2030 ø	Aaa	2,489,662
Minnesota - 1.8%	1,170,000	Minnesota Agriculture & Economic Development Board Rev, (The Evangelical Lutheran Good Samaritan Society Project) 6.625% due 8/1/2025 ø	A3	1,286,193
	1,330,000	Minnesota Agriculture & Economic Development Board Rev. (The Evangelical Lutheran Good Samaritan Society Project), 6.625% due 8/1/2025	A3	1,419,828
Missouri - 1.9%	1,550,000	Metropolitan St. Louis, MO Sewer District Wastewater System Rev., 5% due 5/1/2024	Aaa	1,612,542
	1,220,000	Missouri State Housing Development Commission Single Family Mortgage Rev. (Homeownership Loan Program), 5.5% due 3/1/2033*	AAA†	1,227,466
New Jersey - 7.1%	8,000,000	New Jersey Economic Development Authority Water Facilities Rev. (New Jersey American Water Co., Inc.), 5.375% due 5/l/2032*	Aaa	8,207,280
	2,385,000	New Jersey Health Care Facilities Financing Authority Rev. (Atlanticare Regional Medical Center), 5% due 7/1/2024	A2	2,434,703
New York – 17.0%	5,000,000	Long Island , NY Power Authority Electric System General Revenue, 5.25% due 12/1/2020	Aaa	5,419,700
	5,000,000	Metropolitan Transportation Authority (Transportation Rev.), 5% due 11/15/2027	Aaa	5,209,900
	8,000,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev., 5% due 6/15/2027	Aaa	8,331,840
	6,000,000	New York City , NY GOs, 5% due 8/1/2017	Aaa	6,473,040
New York and New Jersey – 4.4%	6,500,000	Port Authority of New York and New Jersey Rev. (JFK International Air Terminal LLC Project), 5.75% due 12/1/2022*	Aaa	6,648,265
North Carolina - 2.9%	4,000,000	North Carolina Eastern Municipal Power Agency Power System Rev., 5.25% due 1/1/2020	Aaa	4,293,160
Ohio - 2.9%	105,000	Cleveland , OH Waterworks Improvement First Mortgage Rev., 5.75% due 1/1/2021	Aaa	105,548
	3,890,000	Ohio Water Development Authority Rev. (Drinking Water Assistance Fund), 5.25% due 12/1/2021	Aaa	4,313,932
Pennsylvania - 5.4%	3,000,000	Delaware County, PA Industrial Development Authority Water Facilities Rev. (Philadelphia Suburban Water), 5.35% due 10/1/2031*	Aaa	3,065,160
	3,435,000	Pennsylvania Higher Educational Facilities Authority Rev. (Thomas Jefferson University), 5.25% due 9/1/2019	Aaa	3,791,897
	1,250,000	Pennsylvania State University Rev., 5% due 9/1/2024	Aa2	1,306,487
South Carolina – 10.2%	2,500,000	Columbia , SC Waterworks and Sewer System Rev., 5% due 2/1/2026	Aaa	2,605,850
	5,000,000	South Carolina State Ports Authority Rev., 5.30 % due 7/1/2026*	Aaa	5,083,850
	2,000,000	South Carolina Public Service Authority Rev., 5% due 1/1/2018	Aaa	2,165,160
	5,000,000	South Carolina State Public Service Authority, 5.25% due 1/1/2021	Aaa	5,384,550
Texas - 10.4%	2,940,000	Austin, TX Electric Utility Rev., 5% due 11/15/2020	Aaa	3,121,280
	5,000,000	Dallas–Fort Worth, TX International Airports Rev., 5.75% due 11/1/2030*	Aaa	5,153,450
	3,000,000	Houston , TX Airport System Rev., 5.625% due 7/1/2030*	Aaa	3,096,630
	4,000,000	Houston, TX Higher Education Finance Corporation Rev. (Rice University Project), 5.375% due 11/15/2029 ø	Aaa	4,185,440

Total Municipal Bonds — 129.9%				194,934,344

		Short-Term Holdings

Colorado - 0.8%	1,250,000	Moffat County, CO Pollution Control Rev. (Pacificorp Project), VRDN, due 5/1/2013	VMIG 1	1,250,000
Florida - 3.0%	4,495,000	Sarasota County , FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1	4,495,000
Illinois - 6.6%	9,950,000	Illinois Health Facilities Authority Rev. (University of Chicago Hospital), VRDN, due 8/15/2026	VMIG 1	9,950,000
Michigan - 1.8%	2,000,000	Kalamazoo , MI Hospital Finance Authority Rev. (Bronson Methodist Hospital), 5.50% due 5/15/2028 ø	Aaa	2,044,580
	650,000	Royal Oak , MI Hospital Finance Authority Hospital Rev., (William Beaumont Hospital) VRDN, due 01/01/2020	VMIG 1	650,000
Missouri - 0.3%	450,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health system), VRDN, due 6/1/2022	VMIG 1	450,000
New York - 0.9%	1,300,000	New York City , NY Transitional Finance Authority, VRDN, due 11/1/2022	VMIG 1	1,300,000
Pennsylvania - 0.4%	600,000	Philadelphia , PA Authority for Industrial Development Revenue Bonds (Regional Performing Arts Center Project), VRDN, due 6/1/2025	VMIG 1	600,000
South Carolina - 2.3%	3,435,000	Spartanburg County, SC Health Services District, Inc. Hospital Rev., VRDN, due 4/15/2023	A-1+ ‡	3,435,000
Texas - 1.8%	2,700,000	North Central, TX Health Facilities Development Corporation Rev. (Presbyterian Medical Center Project), VRDN, due 12/1/2015	VMIG 1	2,700,000

Total Short-Term Holdings — 17.9%				26,874,580

Total Investments - 147.8%				221,808,924

Other Assets Less Liabilities — 2.2%				3,313,501
Preferred Shares Subject to Mandatory Redemption — (50.0) %				(75,000,000)

Net Assets — 100.0%				$150,122,425

#	The percentage shown for each state represents the total market value of bonds held of issuers in that state, measured as a percent of net assets for Common Stock, which does not include the net assets attributable to Preferred Stock of the Fund.

†	Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Rating Services (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA.

††	Escrowed-to-maturity security.

ø	Pre-refunded security. Such securities that will be paid off within one year are classified as short-term holdings.

*	Interest income earned from this security is subject to the federal alternative minimum tax.

VRDN (variable rate demand notes) purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At September 30, 2007, the interest rates earned on these notes ranged from 3.80% to 4.15%.

At September 30, 2007, the cost of investments for federal income tax purposes was $216,355,197. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $5,900,270 and $446,543, respectively.

Security Valuation — Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s Manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value.

ITEM 2. CONTROLS AND PROCEDURES.

a.	The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN SELECT MUNICIPAL FUND, INC.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 27, 2007

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 27, 2007

SELIGMAN SELECT MUNICIPAL FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.